CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
1. Cash Flows From Operating Activities
Consolidated profit for the year	R$ 13,450,753	R$ 16,631,450	R$ 12,799,918
Adjustments to profit	(31,268,076)	14,654,879	14,765,404
Depreciation of tangible assets	2,039,805	1,870,836	1,216,704
Amortization of intangible assets	539,322	521,021	523,255
Impairment losses on other assets (net)	84,908	131,435	508,310
Provisions and Impairment losses on financial assets (net)	19,106,735	17,051,491	14,713,039
Net Gains (losses) on disposal of tangible assets, investments and non-current assets held for sale	(308,176)	(20,489)	(156,258)
Income from companies accounted by the equity method	(112,261)	(149,488)	(65,958)
Changes in deferred tax assets and liabilities	(8,232,869)	(2,912,279)	(1,594,440)
Monetary Adjustment of Escrow Deposits	(219,447)	(574,399)	(664,003)
Recoverable Taxes	(120,220)	(182,469)	(222,402)
Effects of Changes in Foreign Exchange Rates on Cash and Cash Equivalents		99
Effects of Changes in Foreign Exchange Rates on Assets and Liabilities	(44,250,466)	(2,609,679)	1,173,757
Other	204,593	1,528,800	(666,600)
Net (increase) decrease in operating assets	(137,901,127)	(42,332,510)	(79,913,313)
Balance with the Brazilian Central Bank	(21,361)	855	16,629,126
Financial Assets Measured At Fair Value Through Profit Or Loss	(26,198,034)	11,080,730	(8,791,116)
Other Financial Assets Measured At Fair Value Through Profit Or Loss			1,692,154
Financial Assets Measured At Fair Value Through Profit Or Loss Held for Trading	(41,445,329)	11,831,411	(16,412,738)
Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss	(328,267)	746,024	(419,851)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(14,905,798)	(8,835,552)	(4,323,459)
Financial Assets Measured At Amortized Cost	(80,778,996)	(60,462,247)	(75,906,801)
Other assets	25,776,658	3,306,269	7,619,372
Net increase (decrease) in operating liabilities	199,305,556	41,219,165	64,293,936
Financial Liabilities Measured At Fair Value Through Profit Or Loss held for trading	31,578,621	(4,874,323)	1,616,446
Financial Liabilities Measured At Fair Value Through Profit Or Loss	1,516,522	3,373,359	1,946,056
Financial liabilities at amortized cost	165,920,919	40,961,046	57,833,935
Other liabilities	289,494	1,759,083	2,897,499
Tax paid	(1,269,150)	(5,301,184)	(3,668,571)
Total net cash flows from operating activities (1)	42,317,956	24,871,800	8,277,374
2. Cash Flows From Investing Activities
Investments	(2,019,278)	(3,500,499)	(3,157,796)
Capital increase in Investments in associates and Joint Ventures			(36,051)
Acquisition of subsidiary, less net cash in the acquisition	(13,570)	(746)	(111,224)
Tangible assets	(1,235,923)	(1,924,783)	(1,394,299)
Intangible assets	(769,785)	(1,519,725)	(1,616,222)
Non - current assets held for sale		(55,245)
Disposal	856,181	987,164	797,716
Tangible assets	47,096	29,911	122,009
Non - current assets held for sale	663,067	808,980	563,607
Dividends and interest on capital received	146,018	148,273	112,100
Total net cash flows from investing activities (2)	(1,163,097)	(2,513,335)	(2,360,078)
3. Cash Flows From Financing Activities
Acquisition of own shares	(110,223)	(219,703)	(312,305)
Issuance of Debt Instruments Eligible to Compose Capital			9,347,750
Issuance of other long-term financial liabilities	60,047,656	53,017,039	73,765,081
Dividends and interest on capital paid	(10,280,430)	(6,953,718)	(6,076,073)
Payments of other long-term financial liabilities	(82,900,914)	(61,914,716)	(78,903,009)
Payments of subordinated liabilities		(9,885,607)	(544,566)
Payments of interest of Debt Instruments Eligible to Compose Capital	(914,645)	(328,892)	(683,783)
Net increase in non-controlling interests	6,842	(14,266)	55,869
Capital Increase in Subsidiaries, by Non-Controlling Interests		100,000	48,000
Total net cash flows from financing activities (3)	(34,151,714)	(26,199,863)	(3,303,036)
Exchange variation on Cash and Cash Equivalents (4)		(99)
Net Increase in Cash (1+2+3+4)	7,003,145	(3,841,497)	2,614,258
Cash and cash equivalents at beginning of year	21,443,663	25,285,160	22,670,902
Cach and cash equivalentes at end of year	28,446,808	21,443,663	25,285,160
Cash components and cash equivalents
Central Bank cash and reserves	20,148,725	20,127,364	19,463,587
Loans and other amounts	8,298,083	1,316,299	5,821,573
Total cash and cash equivalents	28,446,808	21,443,663	25,285,160
Non-monetary transactions
Loan foreclosures and other assets transferred to non-current assets held for sale	445,173	735,864	785,139
Dividends and interest on equity declared but not paid	665,000	7,800,000	4,800,000
Additional information
Interest received	35,405,636	71,777,476	70,831,205
Interest paid	R$ (13,973,268)	R$ (27,654,965)	R$ (29,796,455)